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                                  FUTUREVANTAGE
              GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

        SUPPLEMENT DATED JULY 26, 2000 TO THE PROSPECTUS DATED MAY 1, 2000


Effective June 30, 2000, the following sentence is added to the paragraph titled "Investment Advisers" at page 10 of the Prospectus:

         The investment adviser for Hotchkis and Wiley Variable Trust changed its name to Mercury Advisors (formerly known as Hotchkis and Wiley).


Effective on or about October 5, 2000, the name of Hotchkis and Wiley International VIP Investment Division will change to Mercury HW International Value VIP Investment Division. The name of the corresponding Portfolio and Trust will change as follows:

--------------------------------------------------------------------------------
                 CURRENT NAME                             NEW NAME
--------------------------------------------------------------------------------
      Hotchkis and Wiley Variable Trust           Mercury HW Variable Trust
--------------------------------------------------------------------------------
      Hotchkis and Wiley International            Mercury HW International Value
                 VIP Portfolio                            VIP Portfolio
--------------------------------------------------------------------------------









333-13735
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                                                                           LOGO


July 26, 2000



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:      Hartford Life and Annuity Insurance Company
         ICMG Registered Variable Life Separate Account One
         FutureVantage Group Flexible Premium Variable Life Insurance Policies File No. 333-13735

Ladies and Gentlemen:

Pursuant to the provisions of the Securities Act of 1933 and Rule 497(e), we hereby electronically submit a Supplement dated July 26, 2000 to the Prospectus dated May 1, 2000 for the above referenced registration.

Should you have any questions, please do not hesitate to contact me at (860) 843-5445.

Sincerely,

/s/ Christopher M. Grinnell

Christopher M. Grinnell